Note D - Loans and Allowance for Loan Losses - TDRs Pre-modification and Post-modification (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of Loans	0	2	2
Performing Financial Instruments [Member]
Pre-modification recorded investment		$ 1,409	$ 574
Post-modification recorded investment		1,409	574
Nonperforming Financial Instruments [Member]
Pre-modification recorded investment			226
Post-modification recorded investment			$ 226
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Only Payments [Member]
Number of Loans		1
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Only Payments [Member] | Performing Financial Instruments [Member]
Pre-modification recorded investment		$ 997
Post-modification recorded investment		997
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Only Payments [Member] | Nonperforming Financial Instruments [Member]
Pre-modification recorded investment
Post-modification recorded investment
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Rate Below Market Reduction [Member]
Number of Loans		1
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Rate Below Market Reduction [Member] | Performing Financial Instruments [Member]
Pre-modification recorded investment		$ 412
Post-modification recorded investment		412
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Interest Rate Below Market Reduction [Member] | Nonperforming Financial Instruments [Member]
Pre-modification recorded investment
Post-modification recorded investment
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Interest Only Payments [Member]
Number of Loans			1
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Interest Only Payments [Member] | Performing Financial Instruments [Member]
Pre-modification recorded investment
Post-modification recorded investment
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Interest Only Payments [Member] | Nonperforming Financial Instruments [Member]
Pre-modification recorded investment			226
Post-modification recorded investment			$ 226
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Interest Rate Below Market Reduction [Member]
Number of Loans			1
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Interest Rate Below Market Reduction [Member] | Performing Financial Instruments [Member]
Pre-modification recorded investment			$ 574
Post-modification recorded investment			574
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Interest Rate Below Market Reduction [Member] | Nonperforming Financial Instruments [Member]
Pre-modification recorded investment
Post-modification recorded investment